PORTFOLIO OF INVESTMENTS – as of February 28, 2023 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)

Senior Loans – 82.1% of Net Assets

	Aerospace & Defense – 0.1%
$615,458	Spirit Aerosystems, Inc., 2022 Term Loan, 3 mo. USD SOFR + 4.500%, 9.176%, 1/15/2027(a)(b)	$615,199

	Airlines – 2.1%
6,345,000	American Airlines, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.750%, 9.558%, 4/20/2028(a)(c)	6,493,536
3,602,801	LifeMiles Ltd., 2021 Term Loan B, 3 mo. USD LIBOR + 5.250%, 10.203%, 8/30/2026(a)(d)	3,424,462
2,250,000	Mileage Plus Holdings LLC, 2020 Term Loan B, 3 mo. USD LIBOR + 5.250%, 9.996%, 6/21/2027(a)(d)	2,340,563
2,912,383	SkyMiles IP Ltd., 2020 SkyMiles Term Loan B, 3 mo. USD LIBOR + 3.750%, 8.558%, 10/20/2027(a)(d)	3,012,511
6,051,751	United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%, 8.568%, 4/21/2028(a)(c)	6,032,870

		21,303,942

	Automotive – 2.0%
1,345,000	American Axle & Manufacturing, Inc., 2022 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.160%, 12/13/2029(a)(b)	1,342,310
4,000,000	First Brands Group LLC, 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 8.500%, 13.602%, 3/30/2028(a)(d)	3,602,520
5,538,001	First Brands Group LLC, 2021 Term Loan, 3 mo. USD SOFR + 5.000%, 10.252%, 3/30/2027(a)(d)	5,359,733
5,405,703	IXS Holdings, Inc., 2020 Term Loan B, 3 mo. USD SOFR + 4.250%, 9.479%, 3/05/2027(a)(c)	4,389,430
7,367,751	Wheel Pros LLC, 2021 Term Loan, 3 mo. USD LIBOR + 4.500%, 9.316%, 5/11/2028(a)(c)	5,250,112

		19,944,105

	Banking – 0.5%
5,478,600	Novae LLC, 1st Lien Term Loan, 6 mo. USD LIBOR + 5.000%, 9.696%, 12/22/2028(a)(c)	4,670,507

	Brokerage – 4.3%
3,589,449	AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 6.500%, 11.313%, 8/02/2029(a)(b)	3,206,562
4,482,325	Astra Acquisition Corp., 2021 1st Lien Term Loan, 1 mo. USD LIBOR + 5.250%, 9.885%, 10/25/2028(a)(b)	3,872,729
3,574,750	DRW Holdings LLC, 2021 Term Loan, 1 mo. USD LIBOR + 3.750%, 8.385%, 3/01/2028(a)(e)	3,490,958
8,852,045	Edelman Financial Center LLC, 2018 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.750%, 11.385%, 7/20/2026(a)(e)	8,599,407
4,125,123	Eisner Advisory Group LLC, Term Loan, 1 mo. USD SOFR + 5.250%, 9.982%, 7/28/2028(a)(c)	4,094,184
4,978,042	HighTower Holdings LLC, 2021 Term Loan B, 3 mo. USD LIBOR + 4.000%, 8.815%, 4/21/2028(a)(c)	4,766,475
6,348,775	LHS Borrower LLC, 2022 Term Loan B, 1 mo. USD SOFR + 4.750%, 9.468%, 2/16/2029(a)(b)	5,205,996
4,035,506	Resolute Investment Managers, Inc., 2020 Term Loan C, 3 mo. USD LIBOR + 4.250%, 8.980%, 4/30/2024(a)(d)	3,167,872

Principal Amount	Description	Value (†)

Senior Loans – continued

	Brokerage – continued
$7,135,031	Teneo Holdings LLC, Term Loan, 1 mo. USD SOFR + 5.250%, 9.968%, 7/11/2025(a)(e)	$7,036,925

		43,441,108

	Building Materials – 3.4%
4,500,876	ACProducts, Inc., 2021 Term Loan B, USD LIBOR + 4.250%, 8.980%, 5/17/2028(b)(f)	3,777,360
5,286,650	Chamberlain Group, Inc., Term Loan B, 1 mo. USD LIBOR + 3.250%, 7.885%, 11/03/2028(a)(b)	5,086,762
2,686,329	Cornerstone Building Brands, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.250%, 7.838%, 4/12/2028(a)(b)	2,480,664
5,337,999	CP Atlas Buyer, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.500%, 8.218%, 11/23/2027(a)(b)	4,877,596
3,392,352	Foley Products Co. LLC, 2021 Term Loan, 3 mo. USD SOFR + 4.750%, 9.480%, 12/29/2028(a)(b)	3,338,074
3,323,152	LBM Acquisition LLC, Term Loan B, 6 mo. USD LIBOR + 3.750%, 8.385%, 12/17/2027(a)(c)	3,031,346
1,994,158	Mannington Mills, Inc., 2021 Term Loan B, 8/06/2026(g)	1,621,509
5,228,895	Oscar AcquisitionCo. LLC, Term Loan B, 3 mo. USD SOFR + 4.500%, 9.180%, 4/29/2029(a)(b)	5,055,139
4,453,079	Specialty Building Products Holdings LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 3.250%, 7.867%, 10/15/2028(a)(b)	4,239,465

		33,507,915

	Cable Satellite – 1.7%
11,671,295	DirecTV Financing LLC, Term Loan, 1 mo. USD LIBOR + 5.000%, 9.635%, 8/02/2027(a)(c)	11,338,429
2,023,585	Intelsat Jackson Holdings SA, 2021 Exit Term Loan B, 3 mo. USD SOFR + 4.250%, 9.182%, 2/01/2029(a)(b)	1,998,290
3,795,377	ViaSat, Inc., Term Loan, 1 mo. USD SOFR + 4.500%, 9.232%, 3/02/2029(a)(b)	3,742,394

		17,079,113

	Chemicals – 3.8%
3,275,000	Aruba Investments, Inc., 2020 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.750%, 12.385%, 11/24/2028(a)(c)	2,947,500
4,094,916	Bakelite U.S. Holdco, Inc., 2022 Term Loan, 3 mo. USD SOFR + 4.000%, 8.730%, 5/29/2029(a)(b)	3,869,696
1,923,650	GEON Performance Solutions LLC, 2021 Term Loan, 3 mo. USD LIBOR + 4.500%, 9.230%, 8/18/2028(a)(c)	1,913,435
6,627,864	Groupe Solmax, Inc., Term Loan, 3 mo. USD LIBOR + 4.750%, 9.480%, 5/29/2028(a)(c)	5,716,533
3,143,648	Hyperion Materials & Technologies, Inc., 2021 Term Loan B, USD LIBOR + 4.500%, 9.292%, 8/30/2028(b)(f)	3,100,423
3,611,000	Ineos U.S. Finance LLC, 2022 USD Term Loan B, 11/08/2027(g)	3,595,509
855,508	Ineos U.S. Finance LLC, 2023 USD Term Loan B, 2/09/2030(g)	848,287
3,092,000	LSF11 A5 Holdco LLC, 2023 Incremental Term Loan B, 3 mo. USD SOFR + 4.250%, 8.968%, 10/15/2028(a)(b)	3,024,996
5,930,166	Luxembourg Investment Co. 428 Sarl, Term Loan B, 3 mo. USD SOFR + 5.000%, 9.730%, 1/03/2029(a)(b)	4,719,404

Principal Amount	Description	Value (†)

Senior Loans – continued

	Chemicals – continued
$1,994,975	Olympus Water U.S. Holding Corp., 2022 Incremental Term Loan, 3 mo. USD SOFR + 4.500%, 9.180%, 11/09/2028(a)(b)	$1,964,551
4,588,500	PMHC II, Inc., 2022 Term Loan B, 3 mo. USD SOFR + 4.250%, 9.076%, 4/23/2029(a)(e)	3,935,098
2,000,000	SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, 3 mo. USD LIBOR + 4.000%, 8.825%, 3/16/2027(a)(c)	1,945,620

		37,581,052

	Construction Machinery – 0.2%
3,029,050	ASP Blade Holdings, Inc., Initial Term Loan, 3 mo. USD LIBOR + 4.000%, 8.730%, 10/13/2028(a)(b)	2,522,441

	Consumer Cyclical Services – 4.2%
2,512,438	Galaxy U.S. Opco, Inc., Term Loan, 1 mo. USD SOFR + 4.750%, 9.368%, 4/29/2029(a)(b)	2,267,475
743,000	Go Daddy Operating Co. LLC, 2022 Term Loan B5, 1 mo. USD SOFR + 3.250%, 7.868%, 11/09/2029(a)(e)	743,097
5,255,856	Inmar Holdings, Inc., 2017 1st Lien Term Loan, USD LIBOR + 4.000%, 8.660%, 5/01/2024(d)(f)	5,129,400
2,500,000	Inmar Holdings, Inc., 2017 2nd Lien Term Loan, 1 mo. USD LIBOR + 8.000%, 12.635%, 5/01/2025(a)(d)	2,362,500
1,821,000	Kingpin Intermediate Holdings LLC, 2023 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.118%, 2/08/2028(a)(e)	1,814,171
4,592,462	Latham Pool Products, Inc., 2022 Term Loan B, 2/23/2029(g)	4,316,915
6,640,137	SurveyMonkey, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 3.750%, 8.390%, 10/10/2025(a)(e)	6,499,034
3,271,076	Sweetwater Borrower LLC, Term Loan B, 1 mo. USD LIBOR + 4.250%, 8.938%, 8/07/2028(a)(c)	3,074,811
4,069,206	The Knot Worldwide, Inc., 2022 Term Loan, 1 mo. USD SOFR + 4.500%, 9.218%, 12/19/2025(a)(e)	4,059,033
4,977,188	Vaco Holdings LLC, 2022 Term Loan, 3 mo. USD SOFR + 5.000%, 9.730%, 1/21/2029(a)(e)	4,910,842
11,338,759	WW International, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.500%, 8.140%, 4/13/2028(a)(b)	6,441,889

		41,619,167

	Consumer Products – 3.8%
2,500,000	19th Holdings Golf LLC, 2022 Term Loan B, 1 mo. USD SOFR + 3.000%, 7.667%, 2/07/2029(a)(b)	2,379,700
2,603,472	AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 7/31/2028(g)	2,500,270
2,616,850	AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, USD SOFR + 3.750%, 8.300%, 7/31/2028(b)(f)	2,513,118
1,496,250	Bombardier Recreational Products, Inc., 2022 Incremental Term Loan B, 12/13/2029(g)	1,488,021
1,753,605	Bombardier Recreational Products, Inc., 2022 Incremental Term Loan B, 1 mo. USD SOFR + 3.500%, 8.118%, 12/13/2029(a)(b)	1,743,960
1,812,488	Callaway Golf Co., Term Loan B, 1 mo. USD LIBOR + 4.500%, 9.135%, 1/02/2026(a)(e)	1,811,365
4,168,778	Illuminate Merger Sub Corp., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.500%, 8.135%, 7/21/2028(a)(b)	3,919,526

Principal Amount	Description	Value (†)

Senior Loans – continued

	Consumer Products – continued
$4,138,934	Mattress Firm, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%, 8.440%, 9/25/2028(a)(c)	$3,895,772
8,169,681	Solis IV BV, USD Term Loan B1, 3 mo. USD SOFR + 3.500%, 8.373%, 2/26/2029(a)(e)	7,478,199
5,235,450	Springs Windows Fashions LLC, 2021 Term Loan B, 3 mo. USD LIBOR + 4.000%, 8.753%, 10/06/2028(a)(c)	4,480,655
2,716,473	Weber-Stephen Products LLC, 2022 Incremental Term Loan B, 1 mo. USD SOFR + 4.250%, 8.968%, 10/30/2027(a)(c)	2,370,122
3,338,094	Weber-Stephen Products LLC, Term Loan B, 1 mo. USD LIBOR + 3.250%, 7.885%, 10/30/2027(a)(c)	2,904,142

		37,484,850

	Diversified Manufacturing – 3.4%
5,765,993	Alliance Laundry Systems LLC, Term Loan B, 10/08/2027(g)	5,709,544
4,068,400	Arcline FM Holdings LLC, 2021 1st Lien Term Loan, 3 mo. USD LIBOR + 4.750%, 9.480%, 6/23/2028(a)(c)	3,861,604
3,588,225	Chart Industries, Inc., 2022 Term Loan B, 12/07/2029(g)	3,581,515
3,359,469	CMBF LLC, Term Loan, 1 mo. USD LIBOR + 6.000%, 10.601%, 8/02/2028(a)(b)	3,040,319
3,000,000	Infinite Bidco LLC, 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.000%, 11.730%, 3/02/2029(a)(b)	2,677,500
4,728,150	Project Castle, Inc., Term Loan B, 3 mo. USD SOFR + 5.500%, 10.080%, 6/01/2029(a)(b)	4,060,299
2,620,002	Shape Technologies Group, Inc., Term Loan, 1 mo. USD LIBOR + 3.000%, 7.635%, 4/21/2025(a)(e)	2,413,205
3,096,951	U.S. Farathane LLC, 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%, 8.980%, 12/23/2024(a)(d)	2,859,508
4,453,676	Vertiv Group Corp., 2021 Term Loan B, 1 mo. USD LIBOR + 2.750%, 7.324%, 3/02/2027(a)(e)	4,395,912
1,807,000	Watlow Electric Manufacturing Co., 2022 Incremental Term Loan B, 3 mo. USD SOFR + 5.000%, 9.938%, 3/02/2028(a)(b)	1,795,706

		34,395,112

	Electric – 0.3%
3,930,990	KAMC Holdings, Inc., 2019 Term Loan, 3 mo. USD LIBOR + 4.000%, 8.953%, 8/14/2026(a)(e)	3,400,306

	Environmental – 0.7%
4,320,102	Liberty Tire Recycling Holdco LLC, 2021 Term Loan, USD LIBOR + 4.500%, 9.216%, 5/05/2028(d)(f)	3,938,507
3,086,393	Northstar Group Services, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 5.500%, 10.232%, 11/12/2026(a)(d)	3,018,246

		6,956,753

	Finance Companies – 0.2%
1,777,000	Castlelake Aviation Ltd., 2023 Incremental Term Loan B, 10/22/2027(g)	1,754,041

	Financial Other – 1.1%
6,161,008	GT Polaris, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 3.750%, 8.575%, 9/24/2027(a)(c)	5,842,668

Principal Amount	Description	Value (†)

Senior Loans – continued

	Financial Other – continued
$1,081,000	Intrado Corp., 2023 Term Loan B, 3 mo. USD SOFR + 4.000%, 8.676%, 1/31/2030(a)(b)	$1,072,439
1,150,000	Mariner Wealth Advisors LLC, 2022 Incremental Term Loan, 8/18/2028(g)	1,144,250
1,339,000	Mariner Wealth Advisors LLC, 2022 Incremental Term Loan, 3 mo. USD SOFR + 4.250%, 8.849%, 8/18/2028(a)(b)	1,332,305
2,109,485	Mermaid BidCo, Inc., 2021 USD Term Loan, 3 mo. USD LIBOR + 3.500%, 8.296%, 12/22/2027(a)(c)	2,067,295

		11,458,957

	Food & Beverage – 1.5%
6,996,735	City Brewing Co. LLC, Closing Date Term Loan, 3 mo. USD LIBOR + 3.500%, 8.330%, 4/05/2028(a)(c)	3,346,748
4,466,295	Del Monte Foods, Inc., 2022 Term Loan, 1 mo. USD SOFR + 4.250%, 8.911%, 5/16/2029(a)(b)	4,369,510
5,000,000	Naked Juice LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 6.000%, 10.680%, 1/24/2030(a)(b)	3,800,000
775,000	Nomad Foods Europe Midco Ltd., 2022 Term Loan B, 3 mo. USD SOFR + 3.750%, 8.225%, 11/12/2029(a)(b)	775,512
3,065,027	Triton Water Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.500%, 8.230%, 3/31/2028(a)(b)	2,847,043

		15,138,813

	Gaming – 1.2%
3,750,000	Bally’s Corp., 2021 Term Loan B, 1 mo. USD LIBOR + 3.250%, 7.851%, 10/02/2028(a)(b)	3,569,288
902,000	Caesars Entertainment Corp., Term Loan B, 1 mo. USD SOFR + 3.250%, 7.968%, 2/06/2030(a)(b)	899,871
3,630,480	Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD SOFR + 4.000%, 8.618%, 1/27/2029(a)(b)	3,528,391
3,596,789	GVC Holdings (Gibraltar) Ltd., 2022 USD Term Loan B2, 3 mo. USD SOFR + 3.500%, 8.180%, 10/31/2029(a)(b)	3,593,408

		11,590,958

	Healthcare – 5.7%
8,500,000	Aveanna Healthcare LLC, 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.000%, 11.953%, 12/10/2029(a)(b)	5,588,750
936,374	Carestream Dental Equipment, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 4.500%, 9.135%, 9/01/2024(a)(b)	867,710
3,500,000	Charlotte Buyer, Inc., 1st Lien Term Loan, 1 mo. USD SOFR + 5.250%, 9.810%, 2/11/2028(a)(b)	3,397,205
17,680	Dermatology Intermediate Holdings III, Inc., 2022 Delayed Draw Term Loan, 4.250%, 3/30/2029(h)	17,326
474,258	Dermatology Intermediate Holdings III, Inc., 2022 Delayed Draw Term Loan, 3 mo. USD SOFR + 4.250%, 8.926%, 3/30/2029(a)(b)	464,773
2,829,654	Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B, 3 mo. USD SOFR + 4.250%, 8.926%, 3/30/2029(a)(b)	2,773,060
1,074,316	Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Delayed Draw Term Loan, 3 mo. USD SOFR + 4.250%, 8.930%, 7/06/2029(a)(b)	1,064,249
2,327,684	Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, 3 mo. USD SOFR + 4.250%, 8.930%, 7/06/2029(a)(b)	2,305,874

Principal Amount	Description	Value (†)

Senior Loans – continued

	Healthcare – continued
$2,992,462	Embecta Corp., Term Loan B, 6 mo. USD SOFR + 3.000%, 7.791%, 3/30/2029(a)(b)	$2,942,907
2,923,359	EyeCare Partners LLC, 2021 Incremental Term Loan, 3 mo. USD LIBOR + 3.750%, 8.480%, 11/15/2028(a)(b)	2,407,211
4,000,000	Gainwell Acquisition Corp., Term Loan B, 10/01/2027(g)	3,851,000
3,730,868	Heartland Dental LLC, 2021 Incremental Term Loan, 1 mo. USD LIBOR + 4.000%, 8.635%, 4/30/2025(a)(e)	3,527,238
1,000,000	MDVIP, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%, 11.135%, 10/15/2029(a)(b)	880,000
907,976	Midwest Physician Administrative Services LLC, 2021 Term Loan, 3 mo. USD LIBOR + 3.250%, 7.980%, 3/12/2028(a)(c)	857,183
3,291,795	Midwest Veterinary Partners LLC, Term Loan, 1 mo. USD LIBOR + 4.000%, 8.635%, 4/27/2028(a)(c)	2,984,572
4,867,829	NAPA Management Services Corp., Term Loan B, 1 mo. USD SOFR + 5.250%, 9.955%, 2/23/2029(a)(c)	3,708,702
6,480,497	National Mentor Holdings, Inc., 2021 Term Loan, USD LIBOR + 3.750%, 8.474%, 3/02/2028(c)(f)	4,994,065
177,172	National Mentor Holdings, Inc., 2021 Term Loan C, 3 mo. USD LIBOR + 3.750%, 8.480%, 3/02/2028(a)(c)	136,534
5,772,671	Onex TSG Intermediate Corp., 2021 Term Loan B, 3 mo. USD LIBOR + 4.750%, 9.688%, 2/28/2028(a)(c)	5,126,132
1,000,000	Pearl Intermediate Parent LLC, 2018 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.250%, 10.885%, 2/13/2026(a)(e)	891,250
1,000,000	Southern Veterinary Partners LLC, 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.750%, 12.385%, 10/05/2028(a)(d)	910,000
4,853,496	Southern Veterinary Partners LLC, Term Loan, 1 mo. USD LIBOR + 4.000%, 8.635%, 10/05/2027(a)(d)	4,707,891
2,269,963	U.S. Anesthesia Partners, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 4.250%, 8.816%, 10/01/2028(a)(b)	2,174,352

		56,577,984

	Independent Energy – 0.6%
5,772,375	Matador Bidco Sarl, Term Loan, 1 mo. USD LIBOR + 4.500%, 9.135%, 10/15/2026(a)(e)	5,721,867

	Industrial Other – 1.3%
5,054,760	Colibri Group LLC, 2022 Term Loan, USD SOFR + 5.000%, 8.772%, 3/12/2029(c)(f)	4,852,570
3,403,597	Gloves Buyer, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 4.000%, 8.635%, 12/29/2027(a)(c)	3,207,891
4,678,188	Service Logic Acquisition, Inc., Term Loan, 3 mo. USD LIBOR + 4.000%, 8.825%, 10/29/2027(a)(c)	4,608,015

		12,668,476

	Leisure – 1.0%
2,500,000	Carnival Corp., USD Term Loan B, 6/30/2025(g)	2,455,625
7,410,450	Thunder Finco Pty. Ltd., Term Loan B, 3 mo. USD LIBOR + 4.250%, 8.980%, 11/26/2026(a)(c)	7,104,769

		9,560,394

Principal Amount	Description	Value (†)

Senior Loans – continued

	Media Entertainment – 8.4%
$6,191,000	ABG Intermediate Holdings 2 LLC, 2021 2nd Lien Term Loan, 1 mo. USD SOFR + 6.000%, 10.718%, 12/20/2029(a)(b)	$5,695,720
7,035,406	Advantage Sales & Marketing, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.500%, 9.288%, 10/28/2027(a)(c)	5,764,038
2,677,500	AP Core Holdings II LLC, Amortization Term Loan B1, 1 mo. USD LIBOR + 5.500%, 10.135%, 9/01/2027(a)(c)	2,573,747
2,856,000	AP Core Holdings II LLC, High-Yield Term Loan B2, 1 mo. USD LIBOR + 5.500%, 10.135%, 9/01/2027(a)(c)	2,744,130
1,200,000	Cengage Learning, Inc., 2021 Term Loan B, 7/14/2026(g)	1,131,816
5,612,018	Cengage Learning, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.750%, 9.880%, 7/14/2026(a)(d)	5,293,143
5,089,822	CMG Media Corp., 2021 Term Loan, 3 mo. USD LIBOR + 3.500%, 8.230%, 12/17/2026(a)(e)	4,774,253
802,382	Creative Artists Agency LLC, 2023 Term Loan B, 11/16/2028(g)	799,879
6,963,504	Dotdash Meredith, Inc., Term Loan B, 3 mo. USD SOFR + 4.000%, 8.668%, 12/01/2028(a)(e)	6,127,884
2,404,675	Emerald Expositions Holding, Inc., 2017 Term Loan B, 1 mo. USD LIBOR + 2.500%, 7.135%, 5/22/2024(a)(e)	2,364,589
6,463,350	Gray Television, Inc., 2021 Term Loan D, 12/01/2028(g)	6,383,722
2,750,000	iHeartCommunications, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 3.000%, 7.635%, 5/01/2026(a)(e)	2,660,625
4,581,336	McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, USD LIBOR + 4.750%, 9.822%, 7/28/2028(b)(f)	4,393,501
7,400,000	MH Sub I LLC, 2021 2nd Lien Term Loan, 1 mo. USD SOFR + 6.250%, 10.868%, 2/23/2029(a)(e)	6,801,858
10,004,415	PUG LLC, USD Term Loan, 1 mo. USD LIBOR + 3.500%, 8.135%, 2/12/2027(a)(e)	7,878,477
4,975,000	Sinclair Television Group, Inc., 2022 Term Loan B4, 1 mo. USD SOFR + 3.750%, 8.468%, 4/21/2029(a)(e)	4,833,511
4,085,607	Summer (BC) Holdco B Sarl, 2021 USD Term Loan B2, 3 mo. USD LIBOR + 4.500%, 9.230%, 12/04/2026(a)(c)	3,866,005
1,647,250	Syndigo LLC, 2020 2nd Lien Term Loan, 6 mo. USD LIBOR + 8.000%, 13.206%, 12/15/2028(a)(c)	1,268,382
3,045,750	Syndigo LLC, 2020 Term Loan, 1 mo. USD LIBOR + 4.500%, 9.098%, 12/15/2027(a)(c)	2,802,090
1,960,150	Univision Communications, Inc., 2022 First Lien Term Loan B, 3 mo. USD SOFR + 4.250%, 8.830%, 6/24/2029(a)(b)	1,956,073
3,853,371	Voyage Digital Ltd., USD Term Loan B, 3 mo. USD SOFR + 4.500%, 9.304%, 5/11/2029(a)(b)	3,795,570

		83,909,013

	Midstream – 0.6%
2,500,000	Freeport LNG Investments LLLP, Term Loan B, 3 mo. USD LIBOR + 3.500%, 8.308%, 12/21/2028(a)(b)	2,438,675
1,500,000	Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, 3 mo. USD SOFR + 3.250%, 7.932%, 10/05/2028(a)(b)	1,490,205
1,875,000	Whitewater Whistler Holdings LLC, 2023 Term Loan B, 2/15/2030(g)	1,870,313

		5,799,193

Principal Amount	Description	Value (†)

Senior Loans – continued

	Oil Field Services – 0.2%
$2,000,000	Brazos Delaware II LLC, 2023 Term Loan B, 2/11/2030(g)	$1,986,260

	Packaging – 0.2%
1,865,000	Mauser Packaging Solutions Holding Co., Term Loan B, 3 mo. USD SOFR + 4.000%, 8.561%, 8/14/2026(a)(e)	1,846,686

	Paper – 1.4%
2,927,425	Domtar Corp., 2021 Term Loan B, 1 mo. USD LIBOR + 5.500%, 10.101%, 11/30/2028(a)(c)	2,873,765
7,196,935	Schweitzer-Mauduit International, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.750%, 8.438%, 4/20/2028(a)(c)	7,052,996
4,321,415	Spa Holdings 3 Oy, USD Term Loan B, 3 mo. USD LIBOR + 3.750%, 8.480%, 2/04/2028(a)(c)	4,220,596

		14,147,357

	Pharmaceuticals – 0.9%
818,508	Akorn, Inc., 2020 Take Back Term Loan, 12.254%, 10/01/2025(i)(j)	77,758
2,929,875	Bausch Health Cos., Inc., 2022 Term Loan B, 1 mo. USD SOFR + 5.250%, 9.914%, 2/01/2027(a)(b)	2,305,285
5,289,458	LSCS Holdings, Inc., 2021 1st Lien Term Loan, 1 mo. USD LIBOR + 4.500%, 9.135%, 12/16/2028(a)(b)	5,147,330
2,000,000	LSCS Holdings, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 8.000%, 12.635%, 12/17/2029(a)(b)	1,800,000

		9,330,373

	Property & Casualty Insurance – 2.1%
2,942,358	Acrisure LLC, 2021 First Lien Term Loan B, 1 mo. USD LIBOR + 4.250%, 8.885%, 2/15/2027(a)(b)	2,828,341
571,000	AmWINS Group, Inc., 2023 Incremental Term Loan B, 1 mo. USD SOFR + 2.750%, 7.413%, 2/19/2028(a)(c)	568,145
8,100,000	Amynta Agency Borrower, Inc., 2023 Term Loan B, 2/28/2028(g)	7,897,500
1,998,092	Asurion LLC, 2020 Term Loan B8, 1 mo. USD LIBOR + 3.250%, 7.885%, 12/23/2026(a)(e)	1,898,906
4,686,000	Asurion LLC, 2021 2nd Lien Term Loan B3, 1 mo. USD LIBOR + 5.250%, 9.885%, 1/31/2028(a)(e)	3,987,786
2,836,945	Asurion LLC, 2023 Term Loan B11, 3 mo. USD SOFR + 4.250%, 8.913%, 8/19/2028(a)(e)	2,668,147
5,013	Broadstreet Partners, Inc., 2021 Term Loan B2, 1 mo. USD LIBOR + 3.250%, 7.885%, 1/27/2027(a)(b)	4,944
904,000	Hub International Ltd., 2022 Term Loan B, 3 mo. USD SOFR + 4.000%, 8.728%, 11/10/2029(c)(k)	902,644

		20,756,413

	Refining – 0.5%
4,822,000	Delek U.S. Holdings, Inc., 2022 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.218%, 11/19/2029(a)(b)	4,731,588

	REITs - Mortgage – 0.4%
4,124,000	Starwood Property Trust, Inc., 2022 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.868%, 11/18/2027(a)(b)	4,089,193

Principal Amount	Description	Value (†)

Senior Loans – continued

	REITs - Other – 0.2%
$2,300,000	Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1, 3/11/2028(g)	$2,173,500

	Restaurants – 0.5%
4,888,423	Dave & Buster’s, Inc., 2022 Term Loan B, 1 mo. USD SOFR + 5.000%, 9.750%, 6/29/2029(a)(b)	4,901,866

	Retailers – 5.7%
5,894,388	At Home Group, Inc., Term Loan B, 3 mo. USD LIBOR + 4.250%, 9.004%, 7/24/2028(a)(b)	4,826,855
2,772,337	Canada Goose, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 3.500%, 8.230%, 10/07/2027(a)(c)	2,726,122
3,622,120	Container Store, Inc., 2020 Term Loan B3, 3 mo. USD LIBOR + 4.750%, 9.480%, 1/31/2026(a)(d)	3,314,240
3,573,347	Crocs, Inc., Term Loan B, 3 mo. USD SOFR + 3.500%, 7.731%, 2/20/2029(a)(b)	3,561,448
2,992,386	CWGS Group LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 2.500%, 7.091%, 6/03/2028(c)(k)	2,656,999
4,686,688	Evergreen Acqco 1 LP, 2021 USD Term Loan, 3 mo. USD SOFR + 5.500%, 10.342%, 4/26/2028(a)(c)	4,620,278
2,893,051	Great Outdoors Group LLC, 2021 Term Loan B1, 1 mo. USD LIBOR + 3.750%, 8.385%, 3/06/2028(a)(c)	2,846,936
7,828,000	International Textile Group, Inc., 2nd Lien Term Loan, 3 mo. USD LIBOR + 9.000%, 13.754%, 5/01/2025(a)(e)	1,017,640
3,916,407	Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%, 8.980%, 4/15/2028(a)(c)	3,578,617
4,688,395	Olaplex, Inc., 2022 Term Loan, 1 mo. USD SOFR + 3.500%, 8.205%, 2/23/2029(a)(b)	4,184,392
5,518,118	PetSmart, Inc., 2021 Term Loan B, 1 mo. USD SOFR + 3.750%, 8.468%, 2/11/2028(a)(c)	5,498,584
3,740,482	Rent-A-Center, Inc., 2021 First Lien Term Loan B, 3 mo. USD LIBOR + 3.250%, 8.125%, 2/17/2028(a)(b)	3,649,327
3,990,000	Restoration Hardware, Inc., 2022 Incremental Term Loan, 1 mo. USD SOFR + 3.250%, 7.968%, 10/20/2028(a)(b)	3,855,337
4,176,822	RVR Dealership Holdings LLC, Term Loan B, 1 mo. USD SOFR + 3.750%, 8.554%, 2/08/2028(a)(c)	3,553,766
5,295,675	S&S Holdings LLC, Term Loan, 1 mo. USD LIBOR + 5.000%, 9.830%, 3/11/2028(a)(b)	5,060,706
2,321,680	Tory Burch LLC, Term Loan B, 1 mo. USD LIBOR + 3.500%, 8.135%, 4/16/2028(a)(b)	2,215,022

		57,166,269

	Technology – 14.9%
6,975,000	Access CIG LLC, 2018 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.750%, 12.320%, 2/27/2026(a)(e)	6,347,250
4,860,000	Altar Bidco, Inc., 2021 2nd Lien Term Loan, 1 mo. USD SOFR + 5.600%, 10.493%, 2/01/2030(a)(b)	4,246,425
3,500,000	Applied Systems, Inc., 2021 2nd Lien Term Loan, 9/17/2027(g)	3,504,375
4,180,352	Aptean, Inc., 2019 Term Loan, 3 mo.USD LIBOR + 4.250%, 8.968%, 4/23/2026(a)(e)	3,988,767
6,545,880	Byju’s Alpha, Inc., Term Loan B, 3 mo. USD LIBOR + 8.000%, 12.928%, 11/24/2026(a)(c)	5,584,487

Principal Amount	Description	Value (†)

Senior Loans – continued

	Technology – continued
$4,200,440	Castle U.S. Holding Corp., USD Term Loan B, 1 mo. USD LIBOR + 3.750%, 8.385%, 1/29/2027(a)(e)	$2,942,660
3,938,000	CDK Global, Inc., 2022 USD Term Loan B, 3 mo. USD SOFR + 4.500%, 9.080%, 7/06/2029(a)(b)	3,922,839
5,046,685	Conduent Business Services LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 4.250%, 8.885%, 10/16/2028(a)(b)	4,917,389
4,381,916	Constant Contact, Inc., Term Loan, 3 mo. USD LIBOR + 4.000%, 8.806%, 2/10/2028(a)(c)	4,131,796
5,601,760	Corel Corp., 2019 Term Loan, 3 mo. USD LIBOR + 5.000%, 9.991%, 7/02/2026(a)(e)	5,234,845
1,703,275	CoreLogic, Inc., Term Loan, 1 mo. USD LIBOR + 3.500%, 8.188%, 6/02/2028(a)(b)	1,455,874
4,757,516	Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.750%, 8.385%, 10/16/2028(a)(b)	4,379,294
6,125,667	CT Technologies Intermediate Holdings, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 4.250%, 8.885%, 12/16/2025(a)(c)	5,926,583
3,000,000	Dodge Data & Analytics LLC, 2022 2nd Lien Term Loan, 3 mo. USD SOFR + 8.250%, 13.291%, 2/23/2029(a)(b)	2,223,750
4,478,206	Dodge Data & Analytics LLC, 2022 Term Loan, 6 mo. USD SOFR + 4.750%, 9.791%, 2/23/2029(a)(b)	3,714,135
5,650,218	Endure Digital, Inc., Term Loan, 1 mo. USD LIBOR + 3.500%, 8.072%, 2/10/2028(a)(c)	5,223,627
6,791,316	Finastra USA, Inc., USD 1st Lien Term Loan, 3 mo. USD LIBOR + 3.500%, 8.325%, 6/13/2024(a)(d)	6,392,326
1,953,116	Global Client Solutions LLC, Term Loan B, 1 mo. USD LIBOR + 6.500%, 11.090%, 3/16/2026(a)(d)	1,865,226
8,166,177	GoTo Group, Inc., Term Loan B, 1 mo. USD LIBOR + 4.750%, 9.385%, 8/31/2027(a)(e)	4,452,118
1,396,438	Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, 1 mo. USD LIBOR + 4.000%, 8.635%, 12/01/2027(a)(c)	1,382,473
8,380,829	Hyland Software, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.250%, 10.885%, 7/07/2025(a)(c)	8,012,659
3,000,000	Ingram Micro, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%, 8.230%, 6/30/2028(a)(b)	2,981,250
5,678,575	Loyalty Ventures, Inc., Term Loan B, PRIME + 3.500%, 11.250%, 11/03/2027(a)(e)	1,703,572
8,066,865	Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD LIBOR + 4.750%, 9.580%, 7/27/2028(a)(c)	6,839,168
3,852,289	McAfee LLC, 2022 USD Term Loan B, 1 mo. USD SOFR + 3.750%, 8.418%, 3/01/2029(a)(e)	3,606,705
3,000,000	MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 4.000%, 8.635%, 12/18/2028(a)(b)	2,797,500
4,854,766	NCR Corp., 2019 Term Loan, 3 mo. USD LIBOR + 2.500%, 7.330%, 8/28/2026(a)(e)	4,808,257
4,514,000	Open Text Corp., 2022 Term Loan B, 8/24/2029(g)	4,504,837
4,831,440	Physician Partners LLC, Term Loan, 1 mo. USD SOFR + 4.000%, 8.718%, 12/23/2028(a)(b)	4,626,104
3,740,636	Quest Software U.S. Holdings, Inc., 2022 Term Loan, 3 mo. USD SOFR + 4.250%, 9.076%, 2/01/2029(a)(b)	3,209,690
4,345,000	Redstone Holdco 2 LP, 2021 Term Loan, 3 mo. USD LIBOR + 4.750%, 9.568%, 4/27/2028(a)(c)	3,537,091
4,100,000	Sabre GLBL Inc., 2022 1st Lien Term Loan B, 6/30/2028(g)	3,751,500

Principal Amount	Description	Value (†)

Senior Loans – continued

	Technology – continued
$5,110,000	Ultimate Software Group, Inc., 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 5.250%, 10.032%, 5/03/2027(a)(b)	$4,960,941
3,000,000	Vision Solutions, Inc., 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.250%, 12.068%, 4/23/2029(a)(c)	2,401,620
5,287,197	Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD LIBOR + 4.000%, 8.818%, 4/24/2028(a)(c)	4,803,419
4,309,463	WebHelp, 2021 USD Term Loan, 3 mo. USD SOFR + 3.750%, 8.050%, 8/04/2028(a)(e)	4,152,167

		148,532,719

	Transportation Services – 1.7%
3,476,888	AIT Worldwide Logistics, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.750%, 9.330%, 4/06/2028(a)(c)	3,347,965
3,013,874	Carriage Purchaser, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 4.250%, 8.885%, 9/30/2028(a)(c)	2,961,131
4,750,000	KKR Apple Bidco LLC, 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 5.750%, 10.385%, 9/21/2029(a)(b)	4,624,125
2,623,237	LaserShip, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.500%, 9.230%, 5/07/2028(a)(c)	2,180,566
4,562,523	St. George Warehousing & Trucking Co. of California, Inc., 2022 Term Loan, 3 mo. USD SOFR + 6.000%, 10.776%, 3/24/2028(a)(c)	4,351,506

		17,465,293

	Wireless – 1.1%
2,500,000	Altice France SA, 2023 USD Term Loan B14, 8/15/2028(g)	2,418,750
3,804,276	CCI Buyer, Inc., Term Loan, 3 mo. USD SOFR + 4.000%, 8.580%, 12/17/2027(a)(c)	3,736,104
3,576,368	Crown Subsea Communications Holding, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 4.750%, 9.316%, 4/27/2027(a)(c)	3,509,311
1,384,000	Crown Subsea Communications Holding, Inc., 2023 Incremental Term Loan, 4/27/2027(g)	1,358,050

		11,022,215

	Wirelines – 0.2%
2,527,848	Zacapa Sarl, 2022 Term Loan, 3 mo. USD SOFR + 4.250%, 8.830%, 3/22/2029(a)(b)	2,449,383

	Total Senior Loans (Identified Cost $888,669,611)	819,300,381

Bonds and Notes – 6.5%

	Airlines – 0.9%
4,205,000	Allegiant Travel Co., 7.250%, 8/15/2027, 144A	4,131,412
5,000,000	American Airlines, Inc., 7.250%, 2/15/2028, 144A	4,883,000

		9,014,412

	Cable Satellite – 0.4%
5,000,000	DISH DBS Corp., 7.750%, 7/01/2026	3,881,250

Principal Amount	Description	Value (†)

Senior Loans – continued

	Chemicals – 1.0%
$2,985,000	Iris Holdings, Inc., 9.500% PIK or 8.750% Cash, 2/15/2026, 144A(l)	$2,701,927
3,405,000	Kobe U.S. Midco 2, Inc., 10.000% PIK or 9.250% Cash, 11/01/2026, 144A(m)	2,555,146
5,000,000	Olympus Water U.S. Holding Corp., 7.125%, 10/01/2027, 144A	4,800,000

		10,057,073

	Consumer Cyclical Services – 0.3%
3,500,000	WASH Multifamily Acquisition, Inc., 5.750%, 4/15/2026, 144A	3,255,805

	Consumer Products – 0.3%
1,250,000	Coty, Inc., 6.500%, 4/15/2026, 144A	1,225,875
1,965,000	Newell Brands, Inc., 6.375%, 9/15/2027	1,954,251

		3,180,126

	Finance Companies – 0.3%
3,370,000	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/01/2027, 144A	3,176,199

	Independent Energy – 0.1%
960,000	Crescent Energy Finance LLC, 9.250%, 2/15/2028, 144A	935,856

	Media Entertainment – 1.0%
5,500,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	4,840,000
4,650,000	Millennium Escrow Corp., 6.625%, 8/01/2026, 144A	3,106,526
1,845,000	Townsquare Media, Inc., 6.875%, 2/01/2026, 144A	1,690,523

		9,637,049

	Packaging – 0.1%
1,025,000	Sealed Air Corp., 6.125%, 2/01/2028, 144A	1,009,574

	REITs - Hotels – 0.4%
1,200,000	Service Properties Trust, 4.750%, 10/01/2026	1,041,000
3,760,000	Service Properties Trust, 4.950%, 2/15/2027	3,241,494

		4,282,494

	REITs - Mortgage – 0.6%
4,000,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	3,737,645
2,000,000	Starwood Property Trust, Inc., 4.375%, 1/15/2027, 144A	1,733,906

		5,471,551

Principal Amount	Description	Value (†)

Senior Loans – continued

	Retailers – 0.2%
$2,370,000	Evergreen Acqco 1 LP/TVI, Inc., 9.750%, 4/26/2028, 144A	$2,343,717

	Supermarkets – 0.5%
5,750,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/2027, 144A	5,405,000

	Technology – 0.4%
7,500,000	GoTo Group, Inc., 5.500%, 9/01/2027, 144A	3,591,712

	Total Bonds and Notes (Identified Cost $73,898,615)	65,241,818

Shares
Common Stocks – 0.0%

	Oil, Gas & Consumable Fuels – 0.0%
61,854	Ameriforge Group, Inc.(i)(n)	5,691

	Pharmaceuticals – 0.0%
192,793	Akorn, Inc.(n)(o)	—

	Total Common Stocks (Identified Cost $4,793,325)	5,691

Exchange-Traded Funds – 2.9%
	Exchange-Traded Funds – 2.9%
348,000	SPDR® Blackstone Senior Loan ETF	14,542,920
585,000	SPDR® Bloomberg Short Term High Yield Bond ETF	14,414,400

	Total Exchange-Traded Funds (Identified Cost $29,191,521)	28,957,320

Principal Amount
Short-Term Investments – 12.6%
$59,227,156	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/2023 at 1.950% to be repurchased at $59,230,364 on 3/01/2023 collateralized by $61,249,100 U.S. Treasury Note, 4.00% due 2/15/2026 valued at $60,411,702 including accrued interest(p)	59,227,156
67,000,000	U.S. Treasury Bills, 4.500%, 3/21/2023(q)	66,832,863

	Total Short-Term Investments (Identified Cost $126,059,656)	126,060,019

Description	Value (†)

Total Investments – 104.1% (Identified Cost $1,122,612,728)	$1,039,565,229
Other assets less liabilities – (4.1)%	(40,907,753)

Net Assets – 100.0%	$998,657,476

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of February 28, 2023 is disclosed.
(b)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.50%, to which the spread is added.
(c)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.75%, to which the spread is added.
(d)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 1.00%, to which the spread is added.
(e)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.00%, to which the spread is added.
(f)

Variable rate security. Rate shown represents the weighted average rate of underlying contracts at February 28, 2023. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(g)	Position is unsettled. Contract rate was not determined at February 28, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(h)

Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(i)	Level 3 security. Value has been determined using significant unobservable inputs.
(j)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(k)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at February 28, 2023.

(l)

Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended February 28, 2023, interest payments were made in cash.

(m)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were made during the period.
(n)	Non-income producing security.
(o)	Securities subject to restriction on resale. At February 28, 2023, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost		Value	% of Net Assets
Akorn, Inc.	10/06/2020	$2,530,723	*	$—	—

*	Represents basis carried over in a non-taxable restructuring.
(p)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of February 28, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(q)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, the value of Rule 144A holdings amounted to $50,283,823 or 5.0% of net assets.

ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
SPDR®	Standard & Poor’s Depositary Receipt

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Senior Loans
Pharmaceuticals	$—	$9,252,615	$77,758	$9,330,373
All Other Senior Loans*	—	809,970,008	—	809,970,008

Total Senior Loans	—	819,222,623	77,758	819,300,381

Bonds and Notes*	—	65,241,818	—	65,241,818
Common Stocks*	—	—	5,691	5,691
Exchange-Traded Funds	28,957,320	—	—	28,957,320
Short-Term Investments	—	126,060,019	—	126,060,019

Total	$28,957,320	$1,010,524,460	$83,449	$1,039,565,229

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2022 and/or February 28, 2023:

Asset Valuation Inputs

Investments in Securities	Balance as of November 30, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at February 28, 2023
Senior Loans
Pharmaceuticals	$—	$—	$—	$(694,365)	$—	$—	$772,123	$—	$77,758	$(694,365)
Common Stocks
Oil, Gas & Consumable Fuels	5,691	—	—	—	—	—	—	—	5,691	—

Total	$5,691	$—	$—	$(694,365)	$—	$—	$772,123	$—	$83,449	$(694,365)

A debt security valued at $772,123 was transferred from Level 2 to Level 3 during the period ended February 28, 2023. At November 30, 2022, this security was fair valued at a bid price furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At February 28, 2023, this security was fair valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

Industry Summary at February 28, 2023 (Unaudited)

Technology	15.3%
Media Entertainment	9.4
Retailers	5.9
Healthcare	5.7
Chemicals	4.8
Consumer Cyclical Services	4.5
Brokerage	4.3
Consumer Products	4.1
Diversified Manufacturing	3.4
Building Materials	3.4
Airlines	3.0
Cable Satellite	2.1
Property & Casualty Insurance	2.1
Automotive	2.0
Other Investments, less than 2% each	18.6
Short-Term Investments	12.6
Exchange-Traded Funds	2.9

Total Investments	104.1
Other assets less liabilities	(4.1)

Net Assets	100.0%